Significant Accounting Policies and Recent Accounting Pronouncements (Tables)	12 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
Equipment
Equipment	5 Years

Schedule of components of stock based compensation related to stock options recognized in the company's statement of operations

	Year ended June 30,
	2019	2018
Research and development expenses
Professional fees	$53,000	$120,000
Employees’ bonus	179,000	156,000
Officers’ bonus	844,000	1,610,000
Total stock-based compensation expense	$1,076,000	$1,886,000